Variable Interest Entity (Details) - Schedule of Operating Results of VIE - USD ($)		3 Months Ended	6 Months Ended
		Jun. 30, 2024	Jun. 30, 2024
Schedule of Operating Results of VIE [Line Items]
Revenue	[1]		$ 166,421
Selling, general and administrative			(82,450)
Interest expense			(51,034)
Income tax			(1,700)
Net income			$ 31,237
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Operating Results of VIE [Line Items]
Revenue	[1]	$ 83,211
Selling, general and administrative		(27,840)
Interest expense		(25,414)
Income tax
Net income		$ 29,957

[1]	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the unaudited condensed consolidated statements of operations.